Consolidated Statements of Cash Flows (10K) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
OPERATING ACTIVITIES:
Net income (loss)	$ (6,806)	$ (1,089)	$ 27,531
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Charges incurred in connection with the vesting and issuance of common stock for employee and director compensation	849	716	529
(Gain) loss on disposal of property and equipment	(167)	(17)	4
Non-cash interest and amortization of debt discount	13		2
Bad debt expense	1,450	1,098	134
Depreciation	5,135	5,731	5,464
Amortization	87		22
Impairment of intangible asset	432
Change in fair value of warrant liabilities	5,674	393	(66)
Deferred income taxes, net	(660)	215	(27,301)
Gain on sale of finance receivables		(52)
Recognition of deferred gain from sale-leaseback transactions	(860)	(834)	(10)
Changes in operating assets and liabilities:
Accounts receivable	(375)	(2,539)	(204)
Finance receivables	(2,040)	(4,114)	53
Inventory	1,036	(1,931)	370
Prepaid expenses and other current assets	(763)	(304)	(191)
Accounts payable	1,814	941	460
Accrued expenses	1,266	55	267
Income taxes payable	383	33	21
Net cash provided/(used) by operating activities	6,468	(1,698)	7,085
INVESTING ACTIVITIES:
Purchase and additions of property and equipment	(536)	(60)	(111)
Purchase of property for rental program		(1,642)	(10,883)
Proceeds from sale of rental equipment under sale-leaseback transactions		4,994	2,995
Proceeds from sale of property and equipment	389	62	82
Cash paid for assets acquired from VendScreen	(5,625)
Net cash provided by (used in) investing activities	(5,772)	3,354	(7,917)
FINANCING ACTIVITIES:
Cash used in retirement of common stock	(213)	(62)	(89)
Proceeds from exercise of common stock warrants	4,918		2,362
Proceeds from line of credit	7,163		2,000
Repayment of line of credit	(3,992)	(1,000)
Repayment of long-term debt	(674)	(359)	(375)
Proceeds from long-term debt		2,057
Excess tax benefits from share-based compensation		10	25
Net cash (used)/provided by financing activities	7,202	646	3,923
Net (decrease) increase in cash	7,898	2,302	3,091
Cash at beginning of period	11,374	9,072	5,981
Cash at end of period	19,272	11,374	9,072
Supplemental disclosures of cash flow information:
Interest paid in cash	551	306	260
Income taxes paid in cash	501	31
Depreciation expense allocated to cost of services	4,575	5,120	4,881
Reclass of rental program property to inventory, net	1,150	674	33
Prepaid items financed with debt	103	103	102
Warrant issuance for debt discount	52
Debt financing costs financed with debt	79
Equipment and software acquired under capital lease	444	108	325
Disposal of property and equipment	$ 1,081	842	710
Disposal of property and equipment under sale-leaseback transactions		$ 3,873	$ 1,919